Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Related party transactions
Amounts due to related to services		¥ 200,115	¥ 249,402		$ 29,014
Investments in Chengxin
Related party transactions
Assets received in connection with distribution	¥ 1,935,171
Commercial Arrangements
Related party transactions
Number of shareholders		2
Alibaba Group
Related party transactions
Amounts due from related to services		¥ 45,162	66,641
Amounts due to related to services		¥ 198,102	¥ 140,557
Alibaba Group | Maximum
Related party transactions
Percentage of revenues generated from		0.20%	0.20%	0.20%
Percentage of total costs and expenses		0.30%	0.30%	0.30%
Tencent Group
Related party transactions
Amounts due from related to services		¥ 45,162	¥ 66,641
Amounts due to related to services		¥ 198,102	¥ 140,557
Tencent Group | Maximum
Related party transactions
Percentage of revenues generated from		0.50%	0.50%	0.50%
Percentage of total costs and expenses		0.70%	0.70%	0.70%
Chengxin
Related party transactions
Amounts due from related to services			¥ 7,363
Revenues generated from intra-city freight and ride hailing and enterprise solution services provided to Chengxin			277,350
Chengxin | Commercial Arrangements
Related party transactions
Amounts due from related to services			10,750
Amounts due to related to services			¥ 87,961
Other investees | Maximum
Related party transactions
Percentage of revenues generated from		0.20%	0.20%	0.20%
Percentage of total costs and expenses		0.20%	0.20%	0.20%